Property, Plant and Equipment (“PP&E”)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment (“PP&E”) [Abstract]
PROPERTY, PLANT AND EQUIPMENT (“PP&E”)
5.	PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

	Developed and	Right-of-	Corporate
($ thousands)	producing	use assets	assets	Total
Cost
Balance as at December 31, 2022	$1,057,316	$969	$629	$1,058,914
Expenditures on PP&E	33,439	-	(11)	33,428
Right-of-use asset additions	-	12,789	-	12,789
Balance as at December 31, 2023	1,090,755	13,758	618	1,105,131
Expenditures on PP&E	87,404	-	-	87,404
Acquisitions	16,873	-	-	16,873
Right-of-use asset additions	-	907	-	907
Transfers of right-of-use assets	5,126	(5,126)	-	-
Change in decommissioning liabilities	(5,774)	-	-	(5,774)
Balance as at December 31, 2024	1,194,384	9,539	618	1,204,541
Accumulated Depletion, Depreciation and Amortization
Balance as at December 31, 2022	95,572	60	232	95,864
Depletion and depreciation (1)	67,580	183	130	67,893
Balance as at December 31, 2023	163,152	243	362	163,757
Depletion and depreciation (1)	80,342	303	80	80,725
Balance as at December 31, 2024	243,494	546	442	244,482
Net Book Value
Balance at December 31, 2023	927,603	13,515	256	941,374
Balance at December 31, 2024	$950,890	$8,993	$176	$960,059

(1)	As at December 31, 2024 $0.3 million of DD&A was capitalized to inventory (December 31, 2023- $0.2 million).

On February 22, 2024, Greenfire acquired natural gas assets in the Hangingstone area for consideration of $2.5 million. This acquisition resulted in an increase in PP&E of $12.7 million, including $10.2 million of future decommissioning obligations. On April 19, 2024, Greenfire acquired heavy oil assets in the Athabasca region of Northern Alberta for consideration of $1.9 million. This acquisition resulted in an increase in PP&E of $4.2 million, including $2.3 million of future decommissioning obligations. The Company applied the optional IFRS 3 concentration test to these acquisitions which resulted in the acquired assets being accounted for as asset acquisitions.